First Corporation

254-16 Midlake Blvd. SE

Calgary, AB T2X 2X7

January 31, 2007

United States Securities

And Exchange Commission

Attention:

Susann Reilly

Raj Ragan

John Reynolds

RE: First Corporation

Form SB-2, Amendment 7

Filed November 13, 2006

File No.: 333-122094

Dear Ms. Reilly, Mr. Ragan and Mr. Reynolds:

Enclosed are three clean and three redlined courtesy copies of Amendment Number 8 to First Corporation Registration Statement on Form SB-2/A.  Also, below are the responses to your comments on December 11, 2006.

General

1.

Please revise to include the audited financial statements for the year ended September 30, 2006 in accordance with Item 310(g) of Regulation S-B. Please file a current signed consent in any amendment.

We have included audited statements as at 09/30/06 and quarterly statements (prepared by management) for the three month period ended 12/31/06.  Page 49.

Use of Proceeds, page 7

2.

We continue to note the disclosure that the amounts allocated in the table are rough estimates only. Provide clear disclosure as to those circumstances that would result in a change in the allocation of the proceeds to phase two and clearly state how the allocation would change. Provide clear disclosure that the use of proceeds will not deviate except as clearly stated in this section.

We have expanded and attempted to make this section more definitive to comply with this comment.  See page 12.

Dilution, page 13

3.

Offering expenses disclosed here as $28,000 should be changed to $ 32,000.

We have made the change to comply.  Page 13.

Directors. Executive Officers, Promoters and Control Persons, page 24

4.

Clearly disclose the amount and percent of time each officer will devote to First Corp.

We note your comment and have made the suggested changes.  Page24 & 25.

5.

We reissue prior comment 8 from our letter dated October 13, 2006. Disclose the exemption relied upon in the resale of these securities and the facts supporting reliance upon the exemption. Explain how the resales complied with Rule 144 or why Rule 144 did not apply to these transactions.

Please see page 31.

Description of Business, page 30i

6.

We note the disclosure that if you fail to complete the required minimum exploration work your claim will lapse on May 21, 2007. We also note your plan to commence exploration on or before May 1, 2007. Explain how you plan to satisfy the minimum exploration requirement in this short period of time.

We have made the changes suggested to comply with this comment.  See page 32.

Plan of Operations, page 38

7.

We reissue comment 10 from our letter dated October 13, 2006. Please provide a detailed discussion of the activities to be undertaken in phase two.

This discussion has been expanded to comply.  Page 39.

8.

State when you plan to commence and complete each milestone in phase 2.See changes to this section on page 39.

9.

We reissue prior comment 112 from our letter dated October 13, 2006. Clarify whether or not you will limit yourself to "mineral exploration" if you decide to seek other business opportunities. If not, please disclose the other kinds of business opportunities you will seek- Explain why you mention "oil and gas" exploration. Will that be the focus or will you be open to any business opportunities? We may have further comment.

We have expanded this section to explain our reference to oil & gas. We have also stated that we have no plans to go outside of the natural resources field. Page 41.

10.

Please revise references to working capital in light of your supplemental response that this is actually the current cash balance. Working capital is not the same as current cash.

We have revised references to “ working capital” to “capital” only where appropriate. Page 39.

Part II

Item 26, Recent Sales of Unregistered Securities

11.

Stock splits are an offer and sale of securities and therefore should be included in this section. Please provide the disclosure required  by Item 701 of Regulation S-B.

This section has been altered to reflect the information required by Item 701 (b) of the Act.

   12. Discuss the sophistication of the investors in each offering.

Each stockholder has been identified and his or her level of investment sophistication has been assessed to the best of our knowledge and ability.

The Company hereby acknowledges that:

•

the Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from talking any action with respect to the fling; and

•

the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

First Corporation

/s/ Todd Larsen

________________

Todd Larsen